SCHEDULE OF DISCLOSURE OF INDIVIDUAL FINANCIAL INFORMATION (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 3,695,375	$ 10,497,795
Non-current assets	2,491,146	4,358,442
Total assets	6,186,521	14,856,237	$ 20,801,698
Current liabilities	4,195,463	3,312,045
Non-current liabilities	160,643	381,616
Total liabilities	4,356,106	3,693,661	4,370,627
Share Capital	163,817,863	161,342,707	155,138,636
Other reserves	4,388,628	6,535,556
Accumulated losses	(166,376,076)	(156,715,687)	(150,206,216)
Total equity	1,830,415	11,162,576	16,431,071	$ 21,533,035
Parent [member]
IfrsStatementLineItems [Line Items]
Current assets	3,174,983	10,035,224	5,022,689
Non-current assets	2,418,089	4,237,344	5,815,118
Total assets	5,593,072	14,272,568	10,837,807
Current liabilities	3,681,776	2,841,919	2,270,626
Non-current liabilities	137,719	314,999	589,745
Total liabilities	3,819,495	3,156,918	2,860,371
Share Capital	163,817,863	161,342,707	155,138,636
Other reserves	(117,131)	(117,131)	(117,131)
Share-based payment	1,742,809	3,917,101	8,937,157
Accumulated losses	(163,669,964)	(154,027,027)	(155,981,226)
Total equity	1,773,577	11,115,650	7,977,436
Loss for the year	$ (12,043,440)	$ (3,697,316)	$ (8,833,064)